Basis of preparation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basis Of Preparation [Abstract]
Maximum amount paid in cash outflows from operating activities	$ 63,300
Cash & cash equivalents	$ 71,318	$ 60,447	$ 136,881	$ 129,328